Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Equity
Schedule of Restricted Stock Unit Activity

Unrecognized compensation expense related to restricted stock awards made by the Company was $15,006,636 at March 31, 2023. As of March 31, 2023, the Company had 5,100,085 shares available for issuance under the 2021 Plan.

Number of RSUs
Balance at December 31, 2022	1,451,448
Awarded	4,350,622
Forfeited	(632,832)
Balance at March 31, 2023	5,169,238

The following is the restricted stock unit activity for the year ended December 31, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining vesting Period (in years)
Outstanding January 1, 2022	626,268	$10.00
Awarded	825,180	2.34
Vested	(268,335)	10.00
Forfeited	—
Outstanding December 31, 2022	1,183,113	$4.65	2.15